July 20, 2001


                        DREYFUS PREMIER VALUE EQUITY FUNDS
                           DREYFUS PREMIER VALUE FUND

                            SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2001

      Douglas A. Ramos, CFA, is the portfolio's primary portfolio manager, a position he has held since July 2001. Mr. Ramos has served as portfolio manager for various Dreyfus funds since joining Dreyfus in July 1997. For more than five years prior thereto, he was employed by Loomis, Sayles & Company, L.P., most recently serving as a senior partner and investment counselor.

                                                                        037s0701